UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08769

Badgley Funds, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 701, Milwaukee, Wisconsin 53201-0701
(Address of principal executive offices) (Zip code)

Kirkland & Ellis LLP, 200 East Randolph Drive, Chicago, IL 60601
(Name and address of agent for service)

1-877-BADGLEY (1-877-223-4539)
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2005

Date of reporting period: November 30, 2004

Item 1. Report to Stockholders.

S E M I - A N N U A L R E P O R T
November 30, 2004

Badgley Funds, Inc.

Badgley Balanced Fund
Ticker BMFBX

Badgley Growth Fund
Ticker BMFGX

P.O. Box 701, Milwaukee, Wisconsin 53201-0701 1-877-BADGLEY
www.badgleyfunds.com

TABLE OF CONTENTS

3	Letter to Shareholders
4	Performance Graphs
6	Expense Example
7	Sector Allocation of Portfolio Holdings
8	Statements of Assets and Liabilities
9	Statements of Operations
10	Statements of Changes in Net Assets
12	Financial Highlights
14	Schedule of Investments
25	Notes to the Financial Statements
30	Additional Information

This semi-annual report is not authorized unless accompanied or preceded by a prospectus for Badgley Funds, Inc. The Badgley Funds are distributed by Rafferty Capital Markets, LLC. The date of first use of this semi-annual report is January 31, 2005.

2

Badgley Funds, Inc.
LETTER TO SHAREHOLDERS
November 30, 2004

Dear Fellow Shareholders:

We thank you for the trust you place in Badgley Funds, Inc., (the “Funds”), and your confidence in the team of portfolio managers at the Funds’ investment adviser, Seattle-based Badgley, Phelps and Bell, Inc. (“BP&B”).

Investment Summary
This Semi-Annual Report summarizes the activities of the Badgley Growth Fund (BMFGX) and the Badgley Balanced Fund (BMFBX) for the six-month period ending November 30, 2004. The stocks in both Funds ended this period with positive returns, benefiting from continued economic growth, which buoyed stock values against a host of economic and geopolitical concerns. At the same time, these very same concerns helped keep the bonds in the Balanced Fund in positive territory for the period. For detailed performance information, please refer to the table below and the reports on the following pages.

Equity and Fixed Income Market Undercurrents
Investors had plenty of news to consider while managing their assets over the past six months. Energy prices were a primary concern as consumers shifted into the summer driving season. After rising from $30 per barrel on January 1, 2004 to $38 on May 31st, the price of oil continued its ascent to over $50 in November. Additionally, worries from 2003 persisted into 2004 on topics that included the U.S. federal debt, the U.S. dollar’s value versus other currencies, terrorist attacks, Iraq, and corporate scandals. Investor unease over these concerns during a presidential election year also constrained the growth potential of the stock market. However, through this period of uncertainty the economy has grown at a strong pace as companies benefited from strong demand for products and services.
Another area of unease was the possibility of rising interest rates. Short-term interest rates began to rise in mid-2004 as the Federal Reserve implemented increases for the Federal Funds rate. Interest rate increases of 0.25% in each of June, August, September, and November resulted in a Federal Funds rate of 2.0% as of November 30, 2004. The tempo of future Federal Reserve actions will most likely depend on how the economic fundamentals unfold.
Fixed income returns were stronger to date in 2004 than had been expected. Buffeted by big deficits, a weaker dollar and four increases in official rates, bond yields have refused to sink. Ten-year Treasury yields are about 0.2% lower than they were when the Fed started to raise the benchmark rate in late June. Reasons why rates in general have remained low even as the Fed started to tighten include a continuing benign U.S. inflationary outlook supported by strong productivity growth and increased global competition.

Consistent Management
It can be said that uncertainty is the only guarantee the market provides. The unpredictable economic, geopolitical, and resulting market uncertainty described above remain today, as always, the impetus for the long-term, high-quality-focused investment philosophy applied to the management of the Badgley Funds. BP&B remains firmly committed to this investment mandate, confident of its ability to preserve and grow wealth over time.
We again thank you for your confidence in our abilities and your investment in the Badgley Funds. Please visit www.badgleyfunds.com for additional information. We welcome your comments, suggestions and questions. Please contact us toll free at 1.877.223.4539, in writing or via email.

Sincerely,

BADGLEY FUNDS, INC.

/s/ J. Kevin Callaghan
J. Kevin Callaghan
President and Director

/s/  Lisa P. Guzman
Lisa P. Guzman
Secretary and Treasurer

Investment Returns
Cumulative 6-month Returns through November 30, 2004

Badgley Growth Fund	3.60%
Badgley Balanced Fund	2.84%
Lehman Brothers Intermediate Govt./Credit Bond Index	2.76%
S&P 500 Index	5.86%

RETURNS QUOTED ABOVE REPRESENT PAST PERFORMANCE. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR’S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN HERE. FOR PERFORMANCE CURRENT THROUGH THE MOST RECENT MONTH-END, PLEASE CALL 1-877-BADGLEY (1-877-223-4539).

LEHMAN BROTHERS INTERMEDIATE GOV'T./CREDIT BOND INDEX - An unmanaged market-value weighed index composed of all bonds that are investmenet grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's).  All issues have maturities between one and ten years and outstanding par value of at least $150 million.

S&P 500 INDEX - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks  which represent all major industries.

3

Badgley Funds, Inc.
PERFORMANCE GRAPHS
November 30, 2004

Badgley Balanced Fund

This chart assumes an initial gross investment of $10,000 made on 6/25/98 (commencement of operations). Returns shown include the reinvestment of all dividends and distributions. In the absence of fee waivers and reimbursements, total return would be reduced. This chart and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

RETURNS SHOWN REPRESENT PAST PERFORMANCE. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR’S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN HERE. FOR PERFORMANCE CURRENT THROUGH THE MOST RECENT MONTH-END, PLEASE CALL 1-877-BADGLEY (1-877-223-4539).

LEHMAN BROTHERS INTERMEDIATE GOV’T./CREDIT BOND INDEX — An unmanaged market value-weighted index composed of all bonds that are investment grade (rated Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s). All issues have maturities between one and ten years and outstanding par value of at least $150 million.

S&P 500 INDEX — An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

For the period 6/25/98 through 6/30/98 the returns for the S&P 500 Index and Lehman Brothers Intermediate Gov’t./Credit Bond Index were calculated by prorating the total return for June 1998.

Total Returns through November 30, 2004

		Average Annual

	Six Months	One Year	Five Years	Since Inception June 25, 1998

Badgley Balanced Fund	2.84%	6.17%	1.97%	3.51%

Lehman Brothers Intermediate Gov’t./Credit Bond Index	2.76%	3.24%	7.00%	6.30%

S&P 500 Index	5.68%	12.86%	-1.83%	2.10%

4

Badgley Funds, Inc.
PERFORMANCE GRAPHS
November 30, 2004

Badgley Growth Fund

This chart assumes an initial gross investment of $10,000 made on 6/25/98 (commencement of operations). Returns shown include the reinvestment of all dividends and distributions. In the absence of fee waivers and reimbursements, total return would be reduced. This chart and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

RETURNS SHOWN REPRESENT PAST PERFORMANCE. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR’S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN HERE. FOR PERFORMANCE CURRENT THROUGH THE MOST RECENT MONTH-END, PLEASE CALL 1-877-BADGLEY (1-877-223-4539).

S&P 500 INDEX — An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

For the period 6/25/98 through 6/30/98 the returns for the S&P 500 Index were calculated by prorating the total return for June 1998.

Total Returns through November 30, 2004

		Average Annual

	Six Months	One Year	Five Years	Since Inception June 25, 1998

Badgley Growth Fund	3.60%	10.24%	-2.76%	1.06%

S&P 500 Index	5.68%	12.86%	-1.83%	2.10%

5

Badgley Funds, Inc.
EXPENSE EXAMPLE
November 30, 2004

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/04 - 11/30/04).

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee and a $25.00 distribution fee. These expenses are not included in the example below. The example below includes, but is not limited to, advisory fees, shareholder servicing fees, fund accounting and custody fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Badgley Balanced Fund
	Beginning Account Value 6/1/04	Ending Account Value 11/30/04	Expenses Paid During Period 6/1/04 - 11/30/04[1]
Actual	$1,000.00	$1,028.40	$ 6.61
Hypothetical (5% return
before expenses)	1,000.00	1,018.55	6.58
1	Expenses are equal to the Fund’s annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
	Badgley Growth Fund
	Beginning Account Value 6/1/04	Ending Account Value 11/30/04	Expenses Paid During Period 6/1/04 - 11/30/04[1]
Actual	$1,000.00	$1,036.00	$ 7.66
Hypothetical (5% return
before expenses)	1,000.00	1,017.55	7.59

1	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

6

Badgley Funds, Inc.
SECTOR ALLOCATION OF PORTFOLIO HOLDINGS
November 30, 2004
Percentages represent market value as a percentage of total net assets. Excludes net liabilities.

Badgley Balanced Fund

Badgley Growth Fund

7

Badgley Funds, Inc.
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
November 30, 2004

	Balanced Fund	Growth Fund
ASSETS:
Investments, at market value
(cost of $30,039,479 and $13,785,512, respectively)	$33,985,866	$17,437,521
Interest receivable	226,031	408
Dividends receivable	43,212	41,650
Receivable for Fund shares sold	20,000	—
Other assets	27,153	17,240
Total assets	34,302,262	17,496,819
LIABILITIES:
Payable for securities purchased	387,142	373,243
Payable for Fund shares repurchased	2,000	—
Payable to Adviser	31,775	3,605
Payable for distribution fees	14,161	2,903
Accrued expenses and other liabilities	49,212	50,201
Total liabilities	484,290	429,952
NET ASSETS	$33,817,972	$17,066,867
NET ASSETS CONSIST OF:
Capital stock	$32,951,787	$18,272,810
Undistributed net investment income (loss)	96,974	(14,678)
Undistributed net realized loss on investments	(3,177,176)	(4,843,274)
Net unrealized appreciation on investments	3,946,387	3,652,009
Total net assets	$33,817,972	$17,066,867
Shares outstanding (par value of $.01, 500,000,000 shares authorized)	3,039,083	1,600,560
Net Asset Value, Redemption Price and Offering Price Per Share	$11.13	$10.66

8	See Notes to the Financial Statements

Badgley Funds, Inc.
STATEMENTS OF OPERATIONS (UNAUDITED)
For the Six-Months Ended November 30, 2004

	Balanced Fund	Growth Fund
INVESTMENT INCOME:
Interest income	$ 359,485	$2,467
Dividend income (net of withholding tax of $196 and $191, respectively)	109,527	107,077
Total investment income	469,012	109,544
EXPENSES:
Investment advisory fees	146,916	82,814
Shareholder servicing and accounting fees	29,538	26,295
Professional fees	24,954	25,170
Administration fees	16,611	16,377
Distribution fees	14,088	20,704
Federal and state registration fees	9,930	9,063
Directors’ fees and expenses	5,193	5,274
Reports to shareholders	4,455	5,007
Custody fees	4,254	4,041
Other	12,276	8,046
Total expenses before waiver and reimbursement	268,215	202,791
Less: Waiver of expenses and reimbursement from Adviser	(56,003)	(78,569)
Net expenses	212,212	124,222
NET INVESTMENT INCOME (LOSS)	256,800	(14,678)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	434,308	259,120
Change in net unrealized appreciation/depreciation on investments	234,893	345,981
Net realized and unrealized gain on investments	669,201	605,101
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 926,001	$590,423

See Notes to the Financial Statements	9

Badgley Funds, Inc.
STATEMENTS OF CHANGES IN NET ASSETS

Badgley Balanced Fund
	Six-Months Ended
	November 30, 2004	Year Ended
	(Unaudited)	May 31, 2004
OPERATIONS:
Net investment income	$256,800	$431,456
Net realized gain on investments	434,308	229,743
Change in net unrealized appreciation/depreciation on investments	234,893	1,383,055
Net increase in net assets resulting from operations	926,001	2,044,254
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(229,387)	(431,375)
Total dividends and distributions	(229,387)	(431,375)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,914,142	6,024,638
Proceeds from shares issued to holders in reinvestment of dividends	205,100	399,838
Cost of shares redeemed	(1,868,511)	(5,362,575)
Net increase in net assets resulting from
capital share transactions	1,250,731	1,061,901
TOTAL INCREASE IN NET ASSETS	1,947,345	2,674,780
NET ASSETS:
Beginning of period	31,870,627	29,195,847
End of period (including undistributed net investment income
of $96,974 and $69,561, respectively)	$33,817,972	$31,870,627

10	See Notes to the Financial Statements

Badgley Funds, Inc.
STATEMENTS OF CHANGES IN NET ASSETS

Badgley Growth Fund
	Six-Months Ended
	November 30, 2004	Year Ended
	(Unaudited)	May 31, 2004
OPERATIONS:
Net investment loss	$(14,678)	$(86,634)
Net realized gain on investments	259,120	571,184
Change in net unrealized appreciation/depreciation on investments	345,981	2,186,727
Net increase in net assets resulting from operations	590,423	2,671,277
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,095,122	5,062,819
Cost of shares redeemed	(850,627)	(8,180,294)
Net increase (decrease) in net assets resulting from
capital share transactions	244,495	(3,117,475)
TOTAL INCREASE (DECREASE) IN NET ASSETS	834,918	(446,198)
NET ASSETS:
Beginning of period	16,231,949	16,678,147
End of period (including undistributed net investment income (loss)
of ($14,678) and $0, respectively)	$17,066,867	$16,231,949

See Notes to the Financial Statements	11

Badgley Funds, Inc.
FINANCIAL HIGHLIGHTS
For a fund share outstanding throughout the period

Badgley Balanced Fund

	Six-Months Ended November 30, 2004 (Unaudited)	Year Ended May 31, 2004	Year Ended May 31, 2003	Year Ended May 31, 2002	Year Ended May 31, 2001		Year Ended May 31, 2000

PER SHARE DATA:
Net asset value, beginning of period	$10.90	$10.31	$10.65	$11.36	$11.47		$10.69

Income from investment operations:
Net investment income	0.09	0.15	0.18	0.21	0.24		0.20
Net realized and unrealized
gain (loss) on investments	0.22	0.59	(0.33)	(0.71)	(0.11)		0.78

Total from investment
operations	0.31	0.74	(0.15)	(0.50)	0.13		0.98

Less:
Dividends from
net investment income	(0.08)	(0.15)	(0.19)	(0.21)	(0.24)		(0.20)
Dividends from
net realized gains	—	—	—	—	(0.00)	[1]	—

Total dividends	(0.08)	(0.15)	(0.19)	(0.21)	(0.24)		(0.20)

Net asset value, end of period	$11.13	$10.90	$10.31	$10.65	$11.36		$11.47

TOTAL RETURN	2.84%	7.25%	-1.33%	-4.44%	1.13%		9.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$33,817,972	$31,870,627	$29,195,847	$28,588,070	$30,017,183		$24,286,086
Ratio of net expense to average
net assets:
Before expense reimbursement	1.64%	1.86%	1.82%	1.72%	1.80%		1.98%
After expense reimbursement	1.30%	1.30%	1.30%	1.30%	1.30%		1.30%
Ratio of net investment income
to average net assets:
Before expense reimbursement	1.23%	0.86%	1.26%	1.48%	1.57%		1.24%
After expense reimbursement	1.57%	1.42%	1.78%	1.90%	2.07%		1.92%
Portfolio turnover rate	14.51%	29.27%	32.08%	35.98%	35.70%		28.78%

12	See Notes to the Financial Statements

Badgley Funds, Inc.
FINANCIAL HIGHLIGHTS
For a fund share outstanding throughout the period
Badgley Growth Fund
	Six-Months Ended November 30, 2004 (Unaudited)	Year Ended May 31, 2004	Year Ended May 31, 2003	Year Ended May 31, 2002	Year Ended May 31, 2001	Year Ended May 31, 2000

PER SHARE DATA:
Net asset value, beginning of period	$10.29	$8.85	$10.31	$12.10	$13.23	$11.42

Income from investment operations:
Net investment loss	(0.01)	(0.05)	(0.04)	(0.07)	(0.07)	(0.08)
Net realized and unrealized
gain (loss) on investments	0.38	1.49	(1.42)	(1.72)	(1.06)	1.89

Total from investment
operations	0.37	1.44	(1.46)	(1.79)	(1.13)	1.81

Less:
Dividends from
net investment income	—	—	—	—	—	(0.00)[1]

Net asset value, end of period	$10.66	$10.29	$8.85	$10.31	$12.10	$13.23

TOTAL RETURN	3.60%	16.27%	-14.16%	-14.79%	-8.54%	15.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$17,066,867	$16,231,949	$16,678,147	$17,539,824	$18,784,323	$12,251,424
Ratio of net expense to average
net assets:
Before expense reimbursement	2.45%	2.51%	2.43%	2.23%	2.33%	2.84%
After expense reimbursement	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment loss to average
net assets:
Before expense reimbursement	(1.13)%	(1.52)%	(1.42)%	(1.41)%	(1.57)%	(2.06)%
After expense reimbursement	(0.18)%	(0.51)%	(0.49)%	(0.68)%	(0.74)%	(0.72)%
Portfolio turnover rate	15.63%	45.58%	29.52%	39.51%	27.21%	25.88%

[1]	Dividend amount less than $0.01 per share.

See Notes to the Financial Statements	13

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (UNAUDITED)
November 30, 2004
Badgley Balanced Fund

Shares		Value
	COMMON STOCKS — 51.1%
	Air Freight & Logistics — 3.3%
7,875	Expeditors International of Washington, Inc.	$419,423
7,275	FedEx Corp.	691,343
		1,110,766
	Auto Components — 1.1%
5,825	Johnson Controls, Inc.	357,655
	Automobiles — 1.0%
6,150	Harley-Davidson, Inc.	355,593
	Beverages — 1.3%
9,075	PepsiCo, Inc.	452,933
	Biotechnology — 0.9%
4,950	Amgen, Inc. (a)	297,198
	Capital Markets — 1.3%
9,675	State Street Corp.	431,118
	Chemicals — 3.7%
21,000	Ecolab, Inc.	734,580
11,700	Praxair, Inc.	525,330
		1,259,910
	Communications Equipment — 1.1%
19,875	Cisco Systems, Inc. (a)	371,861
	Computers & Peripherals — 1.7%
13,875	Dell, Inc. (a)	562,215
	Consumer Finance — 1.7%
21,337	MBNA Corp.	566,711
	Diversified Financial Services — 1.4%
10,975	Citigroup, Inc.	491,131

14	See Notes to the Financial Statements

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (UNAUDITED) — (CONTINUED)
November 30, 2004
Badgley Balanced Fund

Shares		Value
	Food & Staples Retailing — 5.0%
9,875	Costco Wholesale Corp.	$479,925
14,950	Sysco Corp.	519,513
10,400	Walgreen Co.	397,072
5,500	Wal-Mart Stores, Inc.	286,330
		1,682,840
	Health Care Equipment & Supplies — 3.5%
8,550	Medtronic, Inc.	410,827
9,550	Stryker Corp.	420,105
8,200	Varian Medical Systems, Inc. (a)	345,056
		1,175,988
	Health Care Providers & Services — 1.2%
4,200	Quest Diagnostics Inc.	393,750
	Hotels Restaurants & Leisure — 2.2%
13,025	Starbucks Corp. (a)	732,787
	Household Durables — 1.2%
4,700	Mohawk Industries, Inc. (a)	412,190
	Industrial Conglomerates — 3.1%
6,800	3M Co.	541,212
14,750	General Electric Co.	521,560
		1,062,772
	Insurance — 2.8%
9,100	American International Group, Inc.	576,485
12,550	Arthur J. Gallagher & Co.	384,657
		961,142
	Internet & Catalog Retail — 1.5%
4,500	eBay, Inc. (a)	506,025
	IT Services — 1.3%
7,200	Affiliated Computer Services, Inc. — Class A (a)	426,096

See Notes to the Financial Statements	15

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (UNAUDITED) — (CONTINUED)
November 30, 2004

Badgley Balanced Fund
Shares or
Principal
Amount		Value
	Media — 1.6%
6,800	Omnicom Group Inc.	$550,800
	Personal Products — 1.0%
7,760	The Estee Lauder Cos. Inc.	338,646
	Pharmaceuticals — 2.0%
12,150	Pfizer, Inc.	337,406
12,575	Teva Pharmaceutical Industries, Ltd. ADR	343,046
		680,452
	Software — 3.9%
9,150	Electronic Arts, Inc. (a)	447,435
11,800	Microsoft Corp.	316,358
8,700	Symantec Corp. (a)	555,147
		1,318,940
	Specialty Retail — 2.3%
8,725	Bed Bath & Beyond, Inc. (a)	348,372
15,196	Michaels Stores, Inc.	415,306
		763,678
	Total Common Stocks (Cost $13,568,444)	17,263,197
	U.S. TREASURY OBLIGATIONS — 12.1%
	U.S. Treasury Notes — 12.1%
$575,000	4.375% due 08/15/2012	583,063
650,000	5.50% due 02/15/2008	692,783
250,000	5.75% due 08/15/2010	274,219
750,000	6.00% due 08/15/2009	825,234
355,000	6.50% due 02/15/2010	400,734
250,000	3.25% due 08/15/2008	248,330
230,000	4.25% due 08/15/2013	229,488
350,000	5.625% due 02/15/2006	361,908
450,000	6.50% due 08/15/2005	462,533
		4,078,292
	Total U.S. Treasury Obligations (Cost $3,999,459)	4,078,292

16	See Notes to the Financial Statements

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (UNAUDITED) — (CONTINUED)
November 30, 2004

Badgley Balanced Fund

Principal
Amount		Value
	U.S. GOVERNMENT AGENCY ISSUES — 9.9%
	Federal Home Loan Bank — 2.4%
$330,000	4.50% due 09/16/2013	$328,621
450,000	5.75% due 05/15/2012	487,219
		815,840
	Federal Home Loan Mortgage Corporation — 2.7%
875,000	5.25% due 01/15/2006	896,632
	Federal National Mortgage Association — 3.6%
820,000	5.25% due 04/15/2007 to 01/15/2009	856,679
325,000	6.625% due 09/15/2009	361,792
		1,218,471
	Freddie Mac — 1.2%
425,000	3.50% due 02/13/2008	419,941
	Total U.S. Government Agency Issues (Cost $3,342,074)	3,350,884
	CORPORATE BONDS — 21.7%
	Auto Components — 0.8%
250,000	Johnson Controls, Inc.
	4.875% due 09/15/2013	251,135
	Bottled And Canned Soft Drinks And Carbonated Waters — 0.3%
100,000	PepsiCo, Inc.
	5.75% due 01/15/2008	106,261
	Chemicals — 2.1%
400,000	Ecolab, Inc.
	6.875% due 02/01/2011	442,944
300,000	Praxair, Inc.
	3.95% due 06/01/2013	281,283
		724,227

See Notes to the Financial Statements	17

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (UNAUDITED) — (CONTINUED)
November 30, 2004

 Badgley Balanced Fund

Principal
Amount		Value
	Commercial Banks — 1.5%
$200,000	Bank of America Corp.
	4.75% due 10/15/2006	$205,053
300,000	Bank of America Corp.
	5.25% due 02/01/2007	311,001
		516,054
	Diversified Financial Services — 2.2%
170,000	American General Finance Corp.
	5.375% due 09/01/2009	176,417
500,000	Citigroup, Inc.
	6.50% due 01/18/2011	554,852
		731,269
	Durable Goods, Not Elsewhere Classified — 1.2%
400,000	Costco Wholesale Corp.
	7.125% due 06/15/2005	408,727
	Electrical Equipment — 0.7%
255,000	Emerson Electric Co.
	4.50% due 05/01/2013	249,920
	Food & Staples Retailing — 2.4%
500,000	Sysco Corp.
	7.00% due 05/01/2006	525,777
300,000	Wal-Mart Stores, Inc.
	4.55% due 05/01/2013	298,763
		824,540
	Insurance — 1.6%
500,000	Aflac, Inc.
	6.50% due 04/15/2009	543,225

18	See Notes to the Financial Statements

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (UNAUDITED) — (CONTINUED)
November 30, 2004

Badgley Balanced Fund

Principal
Amount		Value
	Laundry And Garment Services — 0.4%
$125,000	Cintas Corp. No. 2
	5.125% due 06/01/2007	$129,903
	Multi-line Retail — 1.4%
425,000	Target Corp.
	6.35% due 01/15/2011	468,998
	Perfumes, Cosmetics, And Other Toilet Preparations — 0.8%
250,000	The Estee Lauder Cos. Inc.
	6.00% due 01/15/2012	271,621
	Personal Credit Institutions — 3.1%
525,000	General Electric Capital Corp.
	7.375% due 01/19/2010	598,630
300,000	Slm Corp.
	5.125% due 08/27/2012	304,465
140,000	Wells Fargo Financial, Inc.
	5.50% due 08/01/2012	146,391
		1,049,486
	Pharmaceuticals — 0.9%
300,000	Abbott Laboratories
	5.625% due 07/01/2006	310,927
	Specialty Retail — 0.7%
225,000	Home Depot, Inc.
	5.375% due 04/01/2006	231,479
	Telephone Communications, Except Radiotelephone — 1.6%
500,000	Southwestern Bell Telephone
	6.625% due 07/15/2007	534,609
	Total Corporate Bonds (Cost $7,188,390)	7,352,381

See Notes to the Financial Statements	19

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (UNAUDITED) — (CONTINUED)
November 30, 2004

Badgley Balanced Fund

Principal
Amount		Value
	SHORT TERM INVESTMENTS — 5.7%
	Variable Rate Demand Notes* — 5.7%
$287,071	American Family Demand Note — 1.7735%	$287,071
1,254,041	U.S. Bank, N.A. — 1.93%	1,254,041
400,000	Wisconsin Corporate Central Credit Union — 1.85%	400,000
		1,941,112
	Total Short Term Investments (Cost $1,941,112)	1,941,112
	TOTAL INVESTMENTS — 100.5%
	(Cost $30,039,479)	33,985,866
	Liabilities in Excess of Other Assets — (0.5)%	(167,894)
	TOTAL NET ASSETS — 100.0%	$33,817,972
Percentages are stated as a percent of net assets.
ADR — American Depository Receipt.
(a) — Non-income producing security.
*	— Variable rate security. Rate listed is as of November 30, 2004.

20	See Notes to the Financial Statements

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (UNAUDITED)
November 30, 2004

Badgley Growth Fund

Shares		Value
	COMMON STOCKS — 98.3%
	Air Freight & Logistics — 6.3%
7,650	Expeditors International of Washington, Inc.	$407,439
7,075	FedEx Corp.	672,337
		1,079,776
	Auto Components — 2.0%
5,475	Johnson Controls, Inc.	336,165
	Automobiles — 2.1%
6,075	Harley-Davidson, Inc.	351,257
	Beverages — 2.6%
8,875	PepsiCo, Inc.	442,951
	Biotechnology — 1.7%
4,925	Amgen, Inc. (a)	295,697
	Capital Markets — 2.4%
9,300	State Street Corp.	414,408
	Chemicals — 7.2%
20,275	Ecolab, Inc.	709,219
11,425	Praxair, Inc.	512,983
		1,222,202
	Communications Equipment — 2.1%
19,325	Cisco Systems, Inc. (a)	361,571
	Computers & Peripherals — 3.2%
13,400	Dell, Inc. (a)	542,968
	Consumer Finance — 3.2%
20,512	MBNA Corp.	544,799
	Diversified Financial Services — 2.8%
10,850	Citigroup, Inc.	485,537

See Notes to the Financial Statements	21

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (UNAUDITED) — (CONTINUED)
November 30, 2004
Badgley Growth Fund

Shares		Value
	Food & Staples Retailing — 9.6%
9,500	Costco Wholesale Corp.	$461,700
14,600	Sysco Corp.	507,350
10,025	Walgreen Co.	382,755
5,375	Wal-Mart Stores, Inc.	279,822
		1,631,627
	Health Care Equipment & Supplies — 6.8%
8,375	Medtronic, Inc.	402,419
9,475	Stryker Corp.	416,805
7,950	Varian Medical Systems, Inc. (a)	334,536
		1,153,760
	Health Care Providers & Services — 2.3%
4,175	Quest Diagnostics Inc.	391,406
	Hotels Restaurants & Leisure — 4.2%
12,650	Starbucks Corp. (a)	711,689
	Household Durables — 2.3%
4,550	Mohawk Industries, Inc. (a)	399,035
	Industrial Conglomerates — 6.1%
6,650	3M Co.	529,273
14,425	General Electric Co.	510,068
		1,039,341
	Insurance — 5.4%
8,750	American International Group, Inc.	554,312
11,900	Arthur J. Gallagher & Co.	364,735
		919,047
	Internet & Catalog Retail — 2.9%
4,425	eBay, Inc. (a)	497,591

22	See Notes to the Financial Statements

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (UNAUDITED) — (CONTINUED)
November 30, 2004

Badgley Growth Fund

Shares		Value
	IT Services — 2.4%
7,050	Affiliated Computer Services, Inc. — Class A (a)	$417,219
	Media — 3.1%
6,500	Omnicom Group Inc.	526,500
	Personal Products — 2.0%
7,679	The Estee Lauder Cos. Inc.	335,112
	Pharmaceuticals — 3.8%
11,675	Pfizer, Inc.	324,215
12,200	Teva Pharmaceutical Industries, Ltd. ADR	332,816
		657,031
	Software — 7.4%
8,650	Electronic Arts, Inc. (a)	422,985
11,325	Microsoft Corp.	303,623
8,375	Symantec Corp. (a)	534,409
		1,261,017
	Specialty Retail — 4.4%
8,600	Bed Bath & Beyond, Inc. (a)	343,381
14,966	Michaels Stores, Inc.	409,021
		752,402
	Total Common Stocks (Cost $13,118,099)	16,770,108

See Notes to the Financial Statements	23

Badgley Funds, Inc.
SCHEDULE OF INVESTMENTS (UNAUDITED) — (CONTINUED)
November 30, 2004

Badgley Growth Fund

Principal		Value
Amount
	SHORT TERM INVESTMENTS — 3.9%
	Variable Rate Demand Notes* — 3.9%
$ 667,413	U.S. Bank, N.A. — 1.93%	$667,413
	Total Short Term Investments (Cost $667,413)	667,413
	TOTAL INVESTMENTS — 102.2%
	(Cost $13,785,512)	17,437,521
	Liabilities in Excess of Other Assets — (2.2)%	(370,654)
	TOTAL NET ASSETS — 100.0%	$17,066,867

Percentages are stated as a percent of net assets.
ADR — American Depository Receipt.
(a)     — Non-income producing security.
*       — Variable rate security. Rate listed is as of November 30, 2004.

24	See Notes to the Financial Statements

Badgley Funds, Inc.
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
November 30, 2004
1. Organization

Badgley Funds, Inc. (the “Corporation”) was incorporated on April 28, 1998, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Badgley Balanced Fund (the “Balanced Fund”) and the Badgley Growth Fund (the “Growth Fund”) (collectively referred to as the “Funds”) are separate, diversified investment portfolios of the Corporation. The principal investment objective of the Balanced Fund is to seek long-term capital appreciation and income. The principal investment objective of the Growth Fund is to seek long-term capital appreciation. The Funds commenced operations on June 25, 1998.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation — Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price at the close of that exchange where primarily traded. Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

b) Federal Income Taxes — No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute substantially all of the Funds’ investment company net taxable income and net realized gains to shareholders.

c) Income and Expenses — The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Funds in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

d) Distributions to Shareholders — Dividends from net investment income of the Balanced Fund are declared and paid quarterly. Dividends from net investment income of the Growth Fund are declared and paid annually. The Funds’ net realized capital gains, if any, are distributed at least annually.

25

Badgley Funds, Inc.
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) — (CONTINUED)
November 30, 2004

e) Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

f) Guarantees and Indemnifications — In the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

g) Other — Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on the purchase of fixed income securities are amortized using the yield to call method.

3.	Capital Share Transactions

Transactions in shares of the Funds for the six months ended November 30, 2004, were as follows:

3. Capital Share Transactions

Transactions in shares of the Funds for the six months ended November 30, 2004, were as follows:

	Balanced Fund	Growth Fund
Shares sold	265,884	105,496
Shares issued to holders in reinvestment of dividends	18,746	—
Shares redeemed	(170,429)	(82,377)
Net increase	114,201	23,119
Transactions in shares of the Funds for the year ended May 31, 2004, were as follows:
	Balanced Fund	Growth Fund
Shares sold	559,171	527,042
Shares issued to holders in reinvestment of dividends	37,714	—
Shares redeemed	(502,592)	(835,110)
Net increase (decrease)	94,293	(308,068)

26

Badgley Funds, Inc.
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) — (CONTINUED)
November 30, 2004

4.	Investment Transactions and Income Tax Information

The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the six months ended November 30, 2004, were as follows:
	Balanced Fund	Growth Fund
Purchases
U.S. Government	$129,595	$—
Other	4,638,035	3,276,399
Sales
U.S. Government	651,557	—
Other	3,889,105	2,526,559
As of May 31, 2004, the components of accumulated earnings (losses) on a tax basis were as follows:

	Balanced Fund	Growth Fund
Cost of Investments(a)	$28,152,275	$12,706,240
Gross unrealized appreciation	3,828,960	3,237,332
Gross unrealized depreciation	(288,064)	(89,873)
Net unrealized appreciation	3,540,896	3,147,459
Undistributed ordinary income	69,561	—
Undistributed long-term capital gain	—	—
Total distributable earnings	69,561	—
Other accumulated gains (losses)	(3,440,886)	(4,943,825)
Total accumulated earnings (losses)	$169,571	$(1,796,366)
(a) Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

At May 31, 2004, the Balanced Fund and the Growth Fund had accumulated net realized capital loss carryovers of $3,440,886 and $4,943,825, respectively. The capital loss carryovers for the Balanced Fund of $61,004, $731,270, $2,096,325, and $552,287 expire in 2009, 2010, 2011, and 2012, respectively. The capital loss carryovers for the Growth Fund of $1,864, $50,467, $57,182, $1,343,882, $2,533,832 and $956,598 expire in 2007, 2008, 2009, 2010, 2011, and 2012, respectively. The above losses will be offset by any future realized capital gains.

27

Badgley Funds, Inc.
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) — (CONTINUED)
November 30, 2004

For the six months ended November 30, 2004, the components of distributions on a tax basis were as follows:

	Balanced Fund	Growth Fund
Ordinary income	$229,387	$—
Long-term capital gains	—	—
Total distributions paid	$229,387	$—

For the year ended May 31, 2004, the components of distributions on a tax basis were as follows:
	Balanced Fund	Growth Fund
Ordinary income	$431,375	$—
Long-term capital gains	—	—
Total distributions paid	$431,375	$—

For the fiscal year ended May 31, 2004 certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income were as follows (unaudited):

Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5%
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2004 were as follows (unaudited):
Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34%
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0%

5.	Investment Advisory and Other Agreements

The Corporation has an Investment Advisory Agreement (the “Agreement”) with Badgley, Phelps and Bell, Inc. (the “Adviser”), with whom certain Officers and Directors of the Corporation are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Corporation, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.90% of the Balanced Fund’s average daily net assets and 1.00% of the Growth Fund’s average daily net assets. The advisory fee is accrued daily and paid monthly.

The Adviser has agreed to waive its management fee and/or reimburse the Funds’ other expenses to the extent necessary to ensure that the Balanced Fund’s total operating expenses do not exceed 1.30% of its average daily net assets and that the Growth Fund’s total operating expenses do not exceed 1.50% of its average daily net assets. Any such waiver or reimbursement is subject to later adjustment during the term of the Agreement to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for the period of three years from the date such amount was waived or reimbursed. For the six months ended November 30, 2004, the Adviser waived/reimbursed expenses of $56,003 and $78,569 for the Balanced Fund and Growth Fund, respectively. Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

28

Badgley Funds, Inc.
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) — (CONTINUED)
November 30, 2004

Year of Expiration	Balanced Fund	Growth Fund
5/31/2005	$ 123,485	$ 127,555
5/31/2006	145,963	148,381
5/31/2007	170,562	172,985
5/31/2008*	56,003	78,569

*	Represents waived expenses for the six months ended November 30, 2004.

The Funds have adopted an amended and restated plan of distribution under Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) allowing for the reimbursement or payment of distribution and marketing expenses in any amount not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. An amended and restated plan of distribution became effective in July 2004. The 12b-1 Plan authorizes the Funds to pay Rafferty Capital Markets, LLC, an unaffiliated distributor, (the “Distributor”) a maximum allowable distribution and shareholder servicing fee of 0.25% of each Fund’s average daily net assets (computed on an annual basis) subject to a minimum of $18,000 for the Corporation, which is allocated to the Funds based on each of their net assets. All or a portion of the fee may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. Currently, the Adviser has a Related Party Agreement with Rafferty Capital Markets, LLC, which allows the Adviser to be reimbursed for the cost of marketing the Funds. The Adviser incurred marketing related expenses for the Balanced Fund and the Growth Fund in the amount of $24,482 and $16,857, respectively. The Adviser was reimbursed $34,740 and $23,890 for the Balanced Fund and Growth Fund, respectively. During the six months ended November 30, 2004 the Balanced Fund and Growth Fund incurred expenses of $14,088 and $20,704, respectively, pursuant to the 12b-1 Plan.

U.S. Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. U.S. Bancorp Fund Services, LLC, a wholly owned limited liability company of U.S. Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.

29

Badgley Funds, Inc.
ADDITIONAL INFORMATION
November 30, 2004

The Badgley Funds have adopted proxy voting policies and procedures that delegate to Badgley, Phelps and Bell, Inc., the Funds’ investment adviser, the authority to vote proxies. A description of the Badgley Funds proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-BADGLEY or by e-mail at ProxyVotes@badgleyfunds.com. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at www.sec.gov and the Funds’ website at www.badgleyfunds.com.

The actual voting records relating to portfolio securities during the twelve month period ended June 30, 2004 (as filed with the SEC on Form N-PX) are available without charge, upon request, by calling the Funds toll free at 1-877-BADGLEY or by accessing the SEC’s website at www.sec.gov.

The Funds’ are required to file complete schedules of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1-877-BADGLEY. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

30

DIRECTORS	CUSTODIAN

Graham S. Anderson	U.S. Bank, N.A.
Frank S. Bayley	425 Walnut Street
J. Kevin Callaghan	Cincinnati, Ohio 45202
Victor E. Parker
Steven C. Phelps	ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT
Madelyn B. Smith
U.S. Bancorp Fund Services, LLC
PRINCIPAL OFFICERS	Third Floor
615 East Michigan Street
J. Kevin Callaghan, President	Milwaukee, Wisconsin 53202
Lisa P. Guzman, Chief Compliance Officer, Treasurer and Secretary
INDEPENDENT ACCOUNTANTS
INVESTMENT ADVISER
PricewaterhouseCoopers LLP
Badgley, Phelps and Bell, Inc.	1300 SW Fifth Avenue, Suite 3100
1420 Fifth Avenue	Portland, Oregon 97201
Seattle, Washington 98101
LEGAL COUNSEL
DISTRIBUTOR
Kirkland & Ellis LLP
Rafferty Capital Markets, LLC	200 East Randolph Drive
59 Hilton Avenue, Suite 101	Chicago, Illinois 60601
Garden City, New York 11530

31

S E M I - A N N U A L  R E P O R T
November 30, 2004

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

Not Applicable to open-end investment companies.

Item 10. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to Registrant's Form N-CSR as filed with the Commission on August 10, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Badgley Funds, Inc.

By (Signature and Title)   /s/   J. Kevin Callaghan, President
            J. Kevin Callaghan, President

Date February 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/   J. Kevin Callaghan, President
             J. Kevin Callaghan, President

Date 2/8/05
By (Signature and Title)* /s/   Lisa P. Guzman, Treasurer
             Lisa P. Guzman, Treasurer

Date  2/8/05
* Print the name and title of each signing officer under his or her signature.